Class A Ordinary Shares Subject to Possible Redemption (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Temporary Equity Disclosure [Abstract]
Class A Ordinary Shares Subject to Possible Redemption
Note 6-Class A Ordinary Shares Subject to Possible Redemption
The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 500,000,000 Class A ordinary shares with a par value of $0.0001 per share. As of September 30, 2023 and December 31, 2022, there were 635,778 and 48,300,000 Class A ordinary shares issued and outstanding, respectively, which were all subject to possible redemption and are classified outside of permanent equity in the balance sheets.
In connection with the extraordinary general meeting held on January 11, 2023, holders of 47,381,598 shares of the Company’s Class A ordinary shares exercised their right to redeem for a redemption value totaling $478,003,632. In connection with the extraordinary general meeting held on August 4, 2023, holders of 282,624 shares of the Company’s Class A ordinary shares exercised their right to redeem for a redemption value totaling $2,942,664.
During the nine months ended September 30, 2023, the Company had withdrawn $1,230,308 for working capital purposes. During the year ended December 31, 2022, the Company had withdrawn from the Trust Account $43,317 for working capital purposes.
The Class A ordinary shares issued in the Initial Public Offering were recognized in Class A ordinary shares subject to possible redemption as follows:

Class A ordinary shares subject to possible redemption at December 31, 2021	$483,000,000
Increase in redemption value of Class A ordinary shares subject to possible redeem	4,168,822
Class A ordinary shares subject to possible redemption at December 31, 2022	487,168,822
Redemptions of Class A ordinary shares	(480,946,296)
Increase in redemption value of Class A ordinary shares subject to possible redeem	135,254
Class A ordinary shares subject to possible redemption at September 30, 2023	$6,357,780

Note 6-Class A Ordinary Shares Subject to Possible Redemption
The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 500,000,000 Class A ordinary shares with a par value of $0.0001 per share. As of December 31, 2022 and 2021, there were 48,300,000 Class A ordinary shares issued and outstanding, which were all subject to possible redemption and are classified outside of permanent equity in the balance sheets.
The Class A ordinary shares issued in the Initial Public Offering were recognized in Class A ordinary shares subject to possible redemption as follows:
Gross Proceeds	$483,000,000
Less:
Offering costs allocated to Class A shares subject to possible redemption	(26,406,165)
Proceeds allocated to Public Warrants at issuance	(12,863,680)
Plus:
Accrection on Class A ordinary shares subject to possible redemption amount	39,269,845
Class A ordinary shares subject to possible redemption at December 31, 2021	483,000,000
Increase in redemption value of Class A ordinary shares subject to possible redeem	4,168,822
Class A ordinary shares subject to possible redemption at December 31, 2022	$487,168,822